                                 SMITH BARNEY
                                ADJUSTABLE RATE
                            GOVERNMENT INCOME FUND

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2001



                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

      [GRAPHIC] Classic Series






      Semi-Annual Report . November 30, 2001
      SMITH BARNEY ADJUSTABLE RATE
      GOVERNMENT INCOME FUND

      BLACKROCK FINANCIAL
      MANAGEMENT, INC.

      SCOTT AMERO

      Scott Amero has more than 13 years of securities business experience and has been managing the Fund since its inception.

      Education: BA in Applied Mathematics from Harvard University, MBA in Finance from New York University.

      ROBERT KAPITO

      Mr. Kapito has more than 17 years of securities business experience and has been managing the Fund since its inception.

      Education: BS from Wharton School of Business, MBA from Harvard
      University.

      FUND OBJECTIVE

      The Fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The Fund normally invests at least 65% of its net assets in adjustable rate securities and will also invest at least 65% of its net assets in U.S. government securities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      June 22, 1992

      MANAGERS' TENURE
      -----------------
      Scott Amero     Since Inception
      Robert Kapito   Since Inception

      MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      Scott Amero     13 years
      Robert Kapito   17 years

          CLASS A CLASS B CLASS I
---------------------------------
NASDAQ     ARMGX   ARMBX   ARMZX
---------------------------------
INCEPTION 6/22/92 11/6/92 4/18/97
---------------------------------

Average Annual Total Returns as of November 30, 2001

                                    Without Sales Charges/(1)/
                                    Class A   Class B  Class I
                  -------------------------------------------
                  Six-Month+          2.21%     2.10%    2.48%
                  -------------------------------------------
                  One-Year            6.12      5.87     6.66
                  -------------------------------------------
                  Five-Year           5.20      5.13     N/A
                  -------------------------------------------
                  Since Inception++   4.96      4.96     5.99
                  -------------------------------------------

                                     With Sales Charges/(2)/
                                    Class A  Class B  Class I
                  -------------------------------------------
                  Six-Month+          2.21%   (2.89)%   2.48%
                  -------------------------------------------
                  One-Year            6.12     0.87     6.66
                  -------------------------------------------
                  Five-Year           5.20     4.96     N/A
                  -------------------------------------------
                  Since Inception++   4.96     4.96     5.99
                  -------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and I shares are June 22, 1992, November 6,
   1992 and April 18, 1997, respectively.



What's Inside
A Message from the Chairman.................................................1
Historical Performance .....................................................4
Fund at a Glance............................................................6
Schedule of Investments.....................................................7
Statement of Assets and Liabilities........................................13
Statement of Operations....................................................14
Statements of Changes in Net Assets........................................15
Statement of Cash Flows....................................................16
Notes to Financial Statements..............................................17
Financial Highlights.......................................................22

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                          A MESSAGE FROM THE CHAIRMAN

[PHOTO]

HEATH B. MCLENDON
CHAIRMAN

---------------------


We are pleased to present the semi-annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the period ended November 30, 2001. In this report, we have summarized what we believe to be the prevailing economic and market conditions and have outlined the investment team's portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance
During the period, the Fund's Class A shares returned 2.21%, excluding the effects of sales charges. In comparison, the average total return for the Merrill Lynch 1-3 Year Treasury Index/1/ for this period was 4.48%. Additionally, the average total return for the Lipper Adjustable Rate Mortgage Fund Peer Group was 3.31%, according to Lipper, Inc., an independent mutual fund tracking organization. The net asset value ("NAV")/2/ remained stable over the period, moving from $9.81 on May 31, 2001 to $9.80 on November 30, 2001.

Economic Overview
During the reporting period, economic activity slowed significantly, continuing the downturn that began in March 2000. The U.S. Federal Reserve Board ("Fed") continued to lend support to the economy by reducing the federal funds rate ("fed funds rate")/3/ five times from May 1st to November 1st for a total drop of 200 basis points/4/. Please note that the Fed reduced short-term interest rates by an additional 25 basis points on December 11th, after the reporting period ended. The unprecedented events of September 11th, along with a fundamental reassessment of the outlook for the U.S. economy, caused a sharp repricing in all markets. The economy continued to show signs of weakness, as consumer data, including high unemployment and the lowest levels of consumer confidence in almost eight years, further added pressure to an already weak U.S. economy. Equity markets rebounded and economic data began to show signs of an eventual upturn at the end of the period.

Treasury Yield Curve
Over the period, the Fed continued to lower short-term interest rates while long- term interest rates remained relatively stable, causing the yield curve/5/ to reach historically steep levels. The events of September 11th further accelerated this trend as the spread/6/ between 2-year and 30-year U.S. Treasuries widened (i.e., increased) by 55 basis points between September 10th and September 14th. Toward the end of the period, following the U.S. Treasury Department's announcement on October 31st that it would stop selling 30-year U.S. Treasuries, the long end of the curve rallied. As of November 30, 2001, the 10-year U.S. Treasury was yielding 4.75%, versus 5.38% on May 31, 2001.

--------
1The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. An investor cannot invest directly in an index.
2The NAV is calculated by taking the closing value of all securities held by the Fund (plus all other asset) from total liabilities and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the market price of the securities in which the Fund has invested.

--------
3The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4A basis point is 0.01%, or one one-hundredth of a percent.
5The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
6Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.


   1 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

Mortgages
During the period, mortgages, as measured by the Lehman Brothers Mortgage Bond Index/7/, posted positive returns of 4.90% but underperformed the broader fixed-income market, as measured by the Lehman Brothers Aggregate Bond Index,/8/ which returned 5.73%. The Fed's easings during the period significantly impacted mortgage valuation and mortgage rates reached multi-year lows. Performance relative to U.S. Treasuries was mixed, while mortgages tended to lag other spread products/9/ such as investment grade corporates. The period began with spreads relative to U.S. Treasuries and interest rate swaps at two-year highs. The general trend over the course of the period was marked by prepayment and supply fears as well as by a significant increase in volatility, which detracted from performance. The mortgage-backed security sector benefited from its combination of liquidity, quality and yield spreads given recent market conditions. The second half of the period experienced several significant events, including the terrorist attacks of September 11th, which caused mortgage spreads to widen and yields to decline even more drastically relative to U.S. Treasuries and swaps./10/ Also, the Fed's decision on October 31, 2001 to discontinue the issuance of the long bond sparked demand and caused a strong rally. As a result, mortgage spreads initially narrowed relative to U.S. Treasuries. Since then, however, the rally has subsided and spreads have widened.

Yields of U.S. Treasuries:

                                           11/30/01 5/31/01
                                           -------- -------
                     3-Month U.S. Treasury   1.72%   3.61%
                     2-Year U.S. Treasury    2.84    4.18
                     5-Year U.S. Treasury    4.06    4.91
                     10-Year U.S. Treasury   4.75    5.38
                     30-Year U.S. Treasury   5.29    5.75

Fund Overview
As yields on short-term securities declined, the higher yielding sectors, which are sensitive to prepayments, have become more attractive on a relative basis. Liquidity and volatility in the marketplace and prepayment uncertainty due to mortgage refinancing became the primary concerns during the period, causing mortgages to cheapen significantly. Due to the steepening yield curve, there has been a surge in hybrid ARM/11/ issuance, which has provided more buying opportunities. Going forward, with mortgage rates at multi-year lows, we believe the supply of new mortgages should continue to be plentiful. However, since the vast majority of these mortgages will have been the result of refinancing transactions, we believe the demand from mortgage investors reinvesting prepayments should offset this increasing supply.

During the period, we positioned the Fund to have a long- er duration in anticipation of falling long-term interest rates. The Fund benefited from this positioning, as the economy continued to slow and interest rates fell. The unexpected events of September 11th prompted the Fed to be aggressive, which detracted from performance as the yields on short-term securities fell dramatically and yields on the longer-term securities remained relatively steady. The Fund benefited from maintaining a high liquidity bias as well.

During the period, the Fund bought seasoned 15-year mortgages that passed up previous refinancing opportunities, and as a result, were better insulated from large prepayment risks and increases in volatility. In addition, the Fund bought Cost of Fund Index ("COFI") ARMs, as the COFI declined more slowly than other short-term rates. The Fund also purchased a large amount of floating rate asset-backed securities.

--------
 7The Lehman Brothers Mortgage Bond Index is a broad measure of the performance of mortgage-backed bonds in the U.S. market. An investor cannot invest directly in an index.
 8The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The index is comprised of U.S. Treasury bonds, government agency bonds, mortgage-backed securities and corporate bonds. An investor cannot invest directly in an index.

--------
 9Fixed-income securities that carry credit risk, i.e., securities other than
  U.S. Government Treasury obligations.
10An interest rate swap is a financial contract between two parties exchanging or swapping a stream of interest payments on multiple occasions during a specific period.
11Hybrid ARMs are mortgages that have an initial fixed interest rate for a period of three, five, seven, or ten years. After that period, the rate becomes adjustable.


   2 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

Market Outlook

In our opinion, the rallies in the fixed-income markets have barely offset the adverse impact of the deteriorating equity market. While we believe that aggressive monetary and fiscal stimulus will help stabilize the economy, we anticipate growth to remain below potential for a more prolonged period. We believe consumption is unlikely to pick up significantly in the face of sizable job cuts, the likelihood that flexible compensation (bonus, profit sharing, options) will be sharply lower, and that state and local government spending may be significantly curtailed next year. In this environment, we anticipate a period of prolonged lower interest rates. Although somewhat discouraging for the American consumer, this low inflation/low interest rate environment should continue, and we anticipate yields on the Fund will continue to decline, but still remain higher than other short-term alternative investments.

Thank you for your investment in the Smith Barney Adjustable Rate Government Income Fund.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon
Chairman

December 19, 2001
The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 12 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of November 30, 2001 and is subject to change.


   3 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS A SHARES


                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(1)/
----------------------------------------------------------------------------------------
11/30/01               $ 9.81     $9.80     $0.22       $0.00       $0.00      2.21%+
---------------------------------------------------------------------------------------
5/31/01                  9.62      9.81      0.54        0.00        0.00      7.74
---------------------------------------------------------------------------------------
5/31/00                  9.75      9.62      0.49        0.00        0.02      3.98
---------------------------------------------------------------------------------------
5/31/99                  9.86      9.75      0.49        0.00        0.03      4.25
---------------------------------------------------------------------------------------
5/31/98                  9.84      9.86      0.50        0.00        0.01      5.57
---------------------------------------------------------------------------------------
5/31/97                  9.84      9.84      0.46        0.00        0.05      5.31
---------------------------------------------------------------------------------------
5/31/96                  9.88      9.84      0.56        0.00        0.00      5.48
---------------------------------------------------------------------------------------
5/31/95                  9.78      9.88      0.49        0.01        0.00      6.39
---------------------------------------------------------------------------------------
5/31/94                  9.96      9.78      0.38        0.00        0.00      2.05
---------------------------------------------------------------------------------------
Inception* -- 5/31/93   10.00      9.96      0.43        0.00        0.00      3.89+
---------------------------------------------------------------------------------------
 Total                                      $4.56       $0.01       $0.11
---------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(1)/
----------------------------------------------------------------------------------------
11/30/01                $9.78     $9.76     $0.22       $0.00       $0.00      2.10%+
---------------------------------------------------------------------------------------
5/31/01                  9.60      9.78      0.53        0.00        0.00      7.60
---------------------------------------------------------------------------------------
5/31/00                  9.74      9.60      0.49        0.00        0.02      3.86
---------------------------------------------------------------------------------------
5/31/99                  9.84      9.74      0.48        0.00        0.03      4.30
---------------------------------------------------------------------------------------
5/31/98                  9.82      9.84      0.50        0.00        0.01      5.56
---------------------------------------------------------------------------------------
5/31/97                  9.84      9.82      0.46        0.00        0.05      5.10
---------------------------------------------------------------------------------------
5/31/96                  9.88      9.84      0.56        0.00        0.00      5.48
---------------------------------------------------------------------------------------
5/31/95                  9.78      9.88      0.49        0.01        0.00      6.39
---------------------------------------------------------------------------------------
5/31/94                  9.96      9.78      0.38        0.00        0.00      2.05
---------------------------------------------------------------------------------------
Inception* -- 5/31/93    9.96      9.96      0.25        0.00        0.00      2.56+
---------------------------------------------------------------------------------------
 Total                                      $4.36       $0.01       $0.11
---------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS I SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain  Return of    Total
Period Ended          of Period of Period Dividends Distributions  Capital  Returns/(1)/
----------------------------------------------------------------------------------------
11/30/01                $9.85     $9.84     $0.25       $0.00       $0.00      2.48%+
---------------------------------------------------------------------------------------
5/31/01                  9.66      9.85      0.59        0.00        0.00      8.26
---------------------------------------------------------------------------------------
5/31/00                  9.78      9.66      0.54        0.00        0.02      4.58
---------------------------------------------------------------------------------------
5/31/99                  9.87      9.78      0.54        0.00        0.03      4.99
---------------------------------------------------------------------------------------
5/31/98                  9.85      9.87      0.56        0.00        0.01      6.12
---------------------------------------------------------------------------------------
Inception* -- 5/31/97    9.79      9.85      0.06        0.00        0.00      1.20+
---------------------------------------------------------------------------------------
 Total                                      $2.54       $0.00       $0.06
---------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


   4 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS


                                                  Without Sales Charges/(1)/
                                                  -------------------------
                                                  Class A    Class B Class I
----------------------------------------------------------------------------
Six Months Ended 11/30/01+                         2.21%      2.10%   2.48%
---------------------------------------------------------------------------
Year Ended 11/30/01                                6.12       5.87    6.66
---------------------------------------------------------------------------
Five Years Ended 11/30/01                          5.20       5.13     N/A
---------------------------------------------------------------------------
Inception* through 11/30/01                        4.96       4.96    5.99
---------------------------------------------------------------------------
                                                   With Sales Charges/(2)/
                                                   ------------------------
                                                   Class A Class B  Class I
---------------------------------------------------------------------------
Six Months Ended 11/30/01+                          2.21%   (2.89)%  2.48%
---------------------------------------------------------------------------
Year Ended 11/30/01                                 6.12     0.87    6.66
---------------------------------------------------------------------------
Five Years Ended 11/30/01                           5.20     4.96     N/A
---------------------------------------------------------------------------
Inception* through 11/30/01                         4.96     4.96    5.99
---------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS

                                                Without Sales Charges/(1)/
--------------------------------------------------------------------------
Class A (Inception* through 11/30/01)                    58.00%
-------------------------------------------------------------------------
Class B (Inception* through 11/30/01)                    55.14
-------------------------------------------------------------------------
Class I (Inception* through 11/30/01)                    30.89
-------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
 * Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.


   5 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND AT A GLANCE (UNAUDITED)


Growth of $10,000 Invested in Class A Shares of the Smith Barney Adjustable
Rate Government Income Fund vs. U.S. Government 1-Year Treasury Bill Index and Merrill Lynch 1-3 Year Treasury Index+
--------------------------------------------------------------------------------
                          June 1992 -- November 2001

                                    [CHART]

                                  U.S. 1-Year        Merrill Lynch
              SB Adjustable      Treasury Bill      1-3 Yr Treasury
               Rate Gov't           Index                Index
              -------------      -------------      ---------------
6/22/92          10,000             10,000               10,000

5/93             10,389             10,306               10,622

5/94             10,602             10,691               10,840

5/95             11,280             11,329               11,650

5/96             11,898             11,927               12,264

5/97             12,530             12,587               13,074

5/98             13,228             13,561               13,987

5/99             13,791             14,139               14,727

5/00             14,339             14,837               15,340

5/01             15,466             15,609               16,840

11/30/01         15,800             15,828               17,595

+Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2001, compared to the U.S. Government 1-Year Treasury Bill Index and the Merrill Lynch 1-3 Year Treasury Index. The U.S. Government 1-Year Treasury Bill Index is comprised of U.S. Treasury Bills with a maturity of one year. The Merrill Lynch 1-3 Year Treasury Index is a broad based index including all U.S. Treasury notes and bonds with maturities of at least one year and less than three years. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

                             PORTFOLIO BREAKDOWN*

                                    [CHART]

                              Portfolio Breakdown*

42.4%   Adjustable Rate Mortgage-Backed Securities
3.9%    Short-Term Investments
23.1%   Asset-Backed Securities
7.6%    Fixed-Rate Collateralized Mortgage Obligations
0.1%    U.S. Treasury Obligations
22.9%   Fixed-Rate Mortgage Pass-Through Securities


*As a percentage of total investments. All information is as of November 30, 2001. Please note that Fund's holdings and their weightings are subject to change.


   6 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.
Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.
Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.
Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.

 SCHEDULE OF INVESTMENTS (UNAUDITED)                NOVEMBER 30, 2001



   FACE
  AMOUNT                           SECURITY                           VALUE
-------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 42.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.1%
Federal Home Loan Mortgage Corporation (FHLMC) -- 10.5%
$ 3,050,000 FHLMC, Series 1401, Class IA, 2.920% due 5/15/22 (a)   $  2,995,509
            FHLMC Six Month LIBOR:
  1,004,091  7.331% due 10/1/26                                       1,035,469
    842,841  7.366% due 7/1/27                                          869,180
            FHLMC One Year CMT ARM:
  1,768,924  7.086% due 12/1/23 (b)                                   1,808,725
    915,467  7.461% due 2/1/24                                          944,075
  5,896,254  6.704% due 8/1/34 (b)                                    6,084,197
  3,747,022 FHLMC Five Year CMT ARM, 7.987% due 8/1/25 (b)            3,871,142
            FHLMC 5/1 Hybrid ARM:
  4,604,845  6.291% due 12/1/26 (b)                                   4,674,637
 36,629,433  6.050% due 7/1/29 (b)                                   37,533,722
 10,329,831  6.114% due 7/1/29 (b)                                   10,620,357
    732,922  6.882% due 8/1/29                                          749,756
  3,710,895 FHLMC Strip, Series 19, Class F, 6.100% due 6/1/28 (b)    3,703,937
-------------------------------------------------------------------------------
            Total Federal Home Loan Mortgage Corporation
            (Cost -- $74,524,063)                                    74,890,706
-------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 18.7%
  4,960,555 FNMA, Series 1992-156, Class F, 3.900% due 7/25/07 (a)    4,879,226
            FNMA Grantor Trust:
  1,624,331  Series 2000-T6, Class A3, 7.445% due 1/25/28             1,660,879
  1,399,164  Series 2001-T1, Class A2, 6.878% due 10/25/25 (b)        1,420,151
            FNMA 11th COFI:
    272,250  5.524% due 11/1/19                                         277,695
  2,710,144  5.507% due 1/1/20 (b)                                    2,764,347
 14,067,599  5.838% due 2/1/31 (b)                                   14,348,951
            FNMA Six Month CD ARM:
  2,665,214  6.472% due 12/1/20                                       2,726,847
    257,182  6.500% due 6/1/24                                          261,844
  2,792,739  7.175% due 7/1/24 (b)                                    2,883,503
  2,014,895  6.641% due 9/1/24                                        2,061,490
  6,321,054  7.223% due 9/1/24 (b)                                    6,526,489
            FNMA One Year CMT ARM:
  1,539,171  6.280% due 8/1/15                                        1,568,030
  1,787,789  7.180% due 11/1/18 (b)                                   1,840,306
    945,184  6.616% due 4/1/20                                          952,529
  1,160,127  6.729% due 4/1/20                                        1,182,604
  2,101,909  7.150% due 7/1/21                                        2,164,967
    569,275  7.056% due 8/1/22                                          584,930
  1,340,282  5.504% due 3/1/23                                        1,339,444
    949,548  7.138% due 7/1/23                                          987,233
  1,269,415  6.131% due 8/1/23                                        1,287,428
  2,150,906  7.042% due 2/1/24 (b)                                    2,240,814
 11,009,489  6.614% due 12/1/24 (b)                                  11,310,531
    715,856  7.160% due 6/1/25                                          736,661
    612,345  6.953% due 12/1/25                                         624,879
  1,250,187  7.021% due 1/1/26                                        1,283,395

                      See Notes to Financial Statements.


   7 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)    NOVEMBER 30, 2001



   FACE
  AMOUNT                                           SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 18.7% (continued)
$ 1,115,475  6.857% due 1/1/27                                                                     $  1,144,756
  1,795,517  7.098% due 8/1/27 (b)                                                                    1,885,544
    235,744  7.762% due 2/1/28                                                                          240,606
  1,259,427  6.911% due 3/1/28                                                                        1,289,732
 11,389,929  6.148% due 2/1/29 (b)                                                                   11,535,863
  9,008,714  6.520% due 5/1/30                                                                        9,157,921
 10,463,870  6.290% due 1/1/31 (b)                                                                   10,738,547
  5,329,760  6.276% due 4/1/31                                                                        5,414,703
 21,989,766  6.172% due 9/1/31                                                                       22,298,998
  1,163,806 FNMA Three Year CMT ARM, 7.891% due 9/1/21                                                1,215,374
---------------------------------------------------------------------------------------------------------------
            Total Federal National Mortgage Association
            (Cost -- $132,570,574)                                                                  132,837,217
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 6.9%
            GNMA II One Year CMT ARM:
  1,112,421  6.375% due 2/20/16 (b)                                                                   1,141,622
    222,845  6.375% due 3/20/17                                                                         229,112
  1,596,343  6.375% due 6/20/17 (b)                                                                   1,638,247
  2,560,278  6.375% due 3/20/21                                                                       2,627,485
  8,047,332  6.375% due 6/20/22 (b)                                                                   8,258,574
  2,601,681  6.750% due 8/20/22                                                                       2,663,470
  7,461,195  7.625% due 10/20/22 (b)                                                                  7,675,705
  3,555,906  7.625% due 11/20/22                                                                      3,658,138
  1,582,097  7.625% due 12/20/22 (b)                                                                  1,631,538
  2,321,692  6.375% due 5/20/23 (b)                                                                   2,368,126
    885,202  6.375% due 6/20/23                                                                         908,439
  1,706,781  6.375% due 1/20/24 (b)                                                                   1,751,585
  3,325,125  6.375% due 3/20/24                                                                       3,412,409
  1,123,544  6.750% due 7/20/27                                                                       1,150,228
  3,241,268  6.750% due 8/20/27                                                                       3,324,292
  6,427,721  6.750% due 9/20/27 (b)                                                                   6,604,612
---------------------------------------------------------------------------------------------------------------
            Total Government National Mortgage Association
            (Cost -- $48,646,014)                                                                    49,043,582
---------------------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost -- $255,740,651)                                                                  256,771,505
---------------------------------------------------------------------------------------------------------------
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 6.3%
    646,475 Bank One Mortgage Backed Pass Through, Series 2000-2, Class 2A, 7.500% due 3/15/30          662,236
  1,088,926 Countrywide Home Loans, Series 2001-HYB1, Class 1A1, 5.919% due 6/19/31                   1,097,433
 14,178,724 First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.382% due 6/25/30 (b)   14,373,682
  4,141,902 GS Mortgage Securities Corp., Series 2000-1, Class A, 2.812% due 3/20/23 (a)(c)           4,126,370
    386,657 Independent National Mortgage Corp., Series 1995-E, Class A1, 7.731% due 4/25/25 (b)        385,690
            MLCC Mortgage Investors, Inc.:
    683,595  Series 1997-B, Class A, 2.360% due 3/16/26 (a)                                             677,186
    302,678  Series 1999-A, Class A, 2.460% due 2/21/26 (a)                                             301,826
  1,719,688 Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 7.082% due 10/25/31            1,719,688
    763,302 Sequoia Mortgage Trust, Series 2, Class A1, 5.553% due 10/25/24 (a)                         755,908
            Washington Mutual:
 18,092,194  Series 2000-1, Class A1, 2.390% due 6/25/24 (a)(b)                                      18,092,194
  2,485,303  Series 2001-9, Class 1A1, 6.770% due 4/25/28                                             2,517,146
---------------------------------------------------------------------------------------------------------------
            TOTAL NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS
            (Cost -- $44,825,992)                                                                    44,709,359
---------------------------------------------------------------------------------------------------------------
            TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
            (Cost -- $300,566,643)                                                                  301,480,864
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


   8 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)    NOVEMBER 30, 2001



   FACE
  AMOUNT                                             SECURITY                                              VALUE
-------------------------------------------------------------------------------------------------------------------
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
Non-Agency Fixed Rate CMOs -- 6.0%
$ 2,073,792 Chase Mortgage Finance Corp., Series 1993-K, Class 1A6, 6.500% due 9/25/09                  $ 2,115,423
            GE Capital Mortgage Services, Inc.:
  2,177,573  Series 1993-17, Class A7, 6.500% due 12/25/23                                                2,244,871
  3,270,353  Series 1994-6, Class A9, 6.500% due 9/25/22                                                  3,339,325
  1,924,209 Prudential Home Mortgage Securities, Series 1994-3, Class A10, 6.500% due 2/25/24 (b)         1,959,114
  2,552,097 Residential Accredit Loans, Inc., Series 2000-QS12, Class A1, 7.750% due 10/25/30             2,646,984
            Residential Funding Mortgage Securities:
  3,992,692  Series 1993-S47, Class A18, 6.500% due 12/25/23                                              4,060,068
 14,877,139  Series 1993-S49, Class A8, 6.000% due 12/25/08                                              15,174,682
  2,773,309  Series 1994-S8, Class A6, 6.000% due 3/25/09                                                 2,833,975
  2,400,399  Series 1997-S18, Class A4, 6.750% due 11/25/12                                               2,403,928
  3,139,577 Vendee Mortgage Trust, Series 2000-1, Class 2A, 7.250% due 12/15/15                           3,186,671
  2,350,000 Washington Mutual, Series 2001-WM4, Class A15, 6.000% due 11/20/29                            2,399,209
    314,780 Willshire Funding Corp., Series 1998-WFC2, Class A3, 7.000% due 12/28/37                        320,881
-------------------------------------------------------------------------------------------------------------------
            Total Non-Agency Fixed Rate CMOs
            (Cost -- $42,809,791)                                                                        42,685,131
-------------------------------------------------------------------------------------------------------------------
PAC IOs -- 0.5%
 31,971,364 Commercial Mortgage Acceptance Corp., Series 1998-C1, Class X, yield to maturity
              9.231% due 7/15/31                                                                          1,348,792
 20,367,684 First Union-Lehman Brothers, Series 1997-C1, Class IO, yield to maturity 8.264% due 4/18/29     956,898
     90,365 FNMA, Series 1993-101, Class A, yield to maturity 7.171% due 6/25/08                              1,324
  8,339,101 J.P. Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity
              10.047% due 9/15/29 (c)                                                                       488,536
 24,647,340 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity
              9.294% due 9/15/23                                                                            761,036
-------------------------------------------------------------------------------------------------------------------
            Total Pac IOs
            (Cost -- $3,732,803)                                                                          3,556,586
-------------------------------------------------------------------------------------------------------------------
Agency PACs -- 1.1%
    572,089 FHLMC, Series 2061, Class PH, 6.000% due 5/15/16                                                584,408
  6,650,000 FNMA, Series 1993-251, Class PH, 6.500% due 7/25/23                                           6,962,757
-------------------------------------------------------------------------------------------------------------------
            Total Agency PACS
            (Cost -- $7,533,566)                                                                          7,547,165
-------------------------------------------------------------------------------------------------------------------
            TOTAL FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $54,076,160)                                                                        53,788,882
-------------------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 22.9%
    102,962 FHLMC Fifteen Year, 9.000% due 11/1/05                                                          109,439
            FHLMC Gold:
    278,560  6.000% due 5/1/04                                                                              287,265
    131,925  6.000% due 5/1/08                                                                              135,717
    133,284  6.000% due 6/1/08                                                                              137,116
  1,991,965  6.000% due 9/1/08 (b)                                                                        2,049,234
  2,508,646  6.000% due 10/1/08 (b)                                                                       2,580,770
    333,716  6.000% due 11/1/08                                                                             343,310
    782,124  6.000% due 1/1/09                                                                              804,365
  2,315,330  6.000% due 3/1/09                                                                            2,381,174
  1,983,524  5.500% due 4/1/09 (b)                                                                        2,022,575

                      See Notes to Financial Statements.


   9 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)    NOVEMBER 30, 2001



   FACE
  AMOUNT                                              SECURITY                                              VALUE
---------------------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 22.9% (continued)
$   194,606  6.000% due 4/1/09                                                                           $    200,140
  3,811,670  6.000% due 5/1/09 (b)                                                                          3,920,064
    327,678  6.000% due 7/1/09                                                                                336,997
    628,507  6.000% due 3/1/11                                                                                643,435
  1,455,455  6.000% due 5/1/11                                                                              1,490,021
  1,191,685  6.000% due 6/1/11                                                                              1,219,988
  4,322,069  5.500% due 5/1/12                                                                              4,347,731
  2,686,615  6.500% due 11/1/12 (b)                                                                         2,787,363
  8,320,901  6.500% due 9/1/14 (b)                                                                          8,580,929
  6,256,194  6.000% due 10/1/15 (b)                                                                         6,369,588
    419,937  6.500% due 4/1/29                                                                                425,318
 25,000,000 FNMA, 5.500% due 2/15/06 (b)                                                                   26,088,750
            FNMA Fifteen Year:
  1,715,031  6.500% due 7/1/08                                                                              1,784,168
  2,361,976  5.500% due 1/1/09                                                                              2,406,263
  5,389,300  6.000% due 1/1/09 (b)                                                                          5,537,505
  1,494,608  5.500% due 2/1/09                                                                              1,522,631
  8,315,924  6.000% due 11/1/09                                                                             8,546,498
  5,010,448  6.000% due 11/1/10                                                                             5,148,235
  2,617,569  5.500% due 3/1/11                                                                              2,647,017
  8,807,479  6.000% due 9/1/11 (b)                                                                          9,008,399
 10,171,988  6.000% due 5/1/12 (b)                                                                         10,369,070
 17,113,902  6.000% due 11/1/12 (b)                                                                        17,520,357
  9,811,075  5.000% due 3/1/14 (b)                                                                          9,719,096
  3,193,974  5.000% due 4/1/14                                                                              3,164,031
  4,247,018  5.500% due 12/1/14                                                                             4,248,345
  9,000,000  5.500% due 12/18/16 (d)                                                                        8,949,375
    755,869 FNMA Ten Year, 6.000% due 1/1/04                                                                  774,766
  2,133,582 GNMA Fifteen Year, 6.500% due 8/15/08 (b)                                                       2,218,925
    844,537 GNMA Fifteen Year Platinum, 7.500% due 4/15/13                                                    892,306
            GNMA Ten Year:
    726,783  6.000% due 12/15/08 (b)                                                                          746,996
    870,698  7.000% due 10/15/09                                                                              913,145
---------------------------------------------------------------------------------------------------------------------
            TOTAL FIXED RATE MORTGAGE PASS-THROUGH SECURITIES
            (Cost -- $162,105,754)                                                                        163,378,417
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.1%
  7,300,000 American Express Credit Account Master Trust, Series 1999-6, Class A, 2.280% due 3/15/05 (a)    7,305,694
  1,500,000 AmSouth Auto Trust, Series 2000-1, Class A3, 6.670% due 7/15/04 (b)                             1,550,865
  1,060,619 Business Loan Express, Series 1998-1, Class A, 5.000% due 1/15/25 (a)(c)                        1,057,968
 15,000,000 Chase Credit Card Master Trust, Series 2001-5A, Class A, 2.520% due 2/15/07 (a)(b)             15,000,000
 17,000,000 Citibank Credit Card Master Trust, Series 1996-5, Class A, 3.255% due 9/15/05 (b)(e)           17,013,457
            Conseco Finance Securitizations Corp.:
  4,300,000  Series 2000-1, Class A3, 7.300% due 5/1/31                                                     4,415,562
  7,800,000  Series 2001-D, Class A3, 4.670% due 11/25/32                                                   7,803,749
  5,000,000 DaimlerChrysler Auto Trust, Series 2000-D, Class A4, 6.700% due 3/8/06                          5,303,150
    970,833 Discover Card Master Trust, Series 1994-2, Class A, 2.430% due 10/16/04 (a)                       971,134

                      See Notes to Financial Statements.


  10 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)    NOVEMBER 30, 2001



   FACE
  AMOUNT                                                 SECURITY                                                 VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.1% (continued)
            First USA Credit Card Master Trust:
$ 2,066,667  Series 1994-6, Class A, 2.413% due 10/15/03                                                       $  2,067,636
  5,030,000  Series 1996-2, Class A, 2.270% due 2/10/06 (a)(b)                                                    5,037,073
  4,000,000  Series 1998-1, Class A, 2.180% due 1/18/06 (a)                                                       3,999,375
            Ford Credit Auto Owner Trust:
      8,539  Series 1999-C, Class A4, 6.080% due 9/16/02                                                              8,549
  3,805,000  Series 2000-D, Class A5, 7.150% due 1/15/05 (b)                                                      3,994,185
     80,572  Series 2000-E, Class A3, 6.740% due 12/15/02                                                            81,037
  5,200,000  Series 2001-C, Class A4, 4.830% due 2/15/05                                                          5,321,875
            Green Tree Financial Corp.:
  3,200,000  Series 1993-4, Class A5, 7.050% due 1/15/19                                                          3,298,500
  1,353,663  Series 1999-4, Class A3, 6.470% due 5/1/31                                                           1,366,988
    467,644 Heller Financial, Series 1998-1, Class A, 2.620% due 7/15/24 (a)(c)                                     456,830
  3,250,000 Honda Auto Receivables Owner Trust, Series 2001-1, Class A3, 5.360% due 9/20/04                       3,343,438
  2,975,000 Huntington Auto Trust, Series 2000-A, Class A4, 7.420% due 7/15/05                                    3,151,176
  1,524,747 IFC SBA Loan Backed Adjustable Rate Certificate, Series 1997-1, Class A, 4.776% due 1/15/24 (c)(e)    1,504,735
  3,400,000 MBNA Master Credit Card Trust, Series 1995-J, Class A, 2.310% due 4/15/05 (a)                         3,403,187
            Mellon Auto Grantor Trust:
    970,440  Series 2000-1, Class A, 7.180% due 10/15/06                                                          1,008,575
    985,547  Series 2000-2, Class A, 6.390% due 7/15/07                                                           1,022,813
  1,718,378 Missouri Higher Education Loan Authority, Series 1997, Class P, 2.580% due 7/25/08 (b)(f)             1,708,712
            The Money Store Business Loan Backed Certificates:
  1,428,426  Series 1997-1, Class A, 2.900% due 4/15/28 (e)                                                       1,403,428
    742,756  Series 1997-2, Class A, 2.800% due 2/15/29 (e)                                                         736,489
      1,535 Newcourt Equipment Trust Securities, Series 1998-1, Class A3, 5.240% due 12/20/02                         1,537
    519,709 PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (c)                                         538,772
  1,102,151 PMC Capital Limited Partnership, Series 1998-1, Class A, 6.750% due 4/1/21 (c)(e)                     1,106,284
    439,243 PMC Capital SBA Loan Backed Adjustable Rate Certificate,
              Series 1997-1, Class A, 4.850% due 9/15/23 (c)(e)                                                     433,478
    447,840 SFLC Inc., Series 1997-A, Class A3, 2.560% due 9/1/07 (f)                                               445,601
            SLM Student Loan Trust:
 14,420,017  Series 1998-1, Class A1, 2.665% due 1/25/07 (f)                                                     14,420,017
  8,777,728  Series 1999-2, Class A2L, 2.550% due 4/25/11 (b)(e)                                                  8,804,815
  7,128,412  Series 1999-3, Class A1, 2.430% due 1/25/07 (e)                                                      7,131,754
  5,112,937  Series 2000-3, Class A1L, 2.425% due 4/25/08 (f)                                                     5,138,502
  4,723,352  Series 2000-4, Class A1, 2.400% due 7/25/08 (e)                                                      4,724,382
 16,296,236  Series 2001-3, Class A1L, 2.390% due 4/25/10 (b)(e)                                                 16,297,375
    830,515 SWB Loan Backed Certificates, Series 1997-1, Class A, 2.850% due 8/15/22 (a)(c)                         824,287
            TMS SBA Loan Trust:
    391,830  Series 1996-2, Class A, 2.860% due 4/15/24 (e)                                                         388,892
    924,344  Series 1997-1, Class A, 2.750% due 1/15/25 (e)                                                         916,545
---------------------------------------------------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $164,262,177)                                                                              164,508,421
---------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  11 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)    NOVEMBER 30, 2001


   FACE
  AMOUNT                            SECURITY                             VALUE
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
 $  700,000 U.S. Treasury Notes, 4.250% due 3/31/03
            (Cost -- $702,085)                                        $    717,773
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.9%
  1,290,000 Federal Farm Credit Bank, 3.350% due 12/3/01                 1,290,140
 26,500,000 Federal Home Loan Bank Discount Notes, 1.900% due 12/3/01   26,497,203
----------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $27,787,203)                                       27,787,343
----------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $709,500,022*)                                   $711,661,700
----------------------------------------------------------------------------------

(a) Variable rate security -- rate resets monthly.
(b) Security segregated for reverse repurchase agreements, futures contracts, short sale and TBA security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Security is traded on a "to-be-announced" basis (See Note 8).
(e) Variable rate security -- rate resets quarterly.
(f) Variable rate security -- rate resets weekly.
 * Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ARM  -- Adjustable Rate Mortgage
  CD   -- Certificate of Deposit
  CMO  -- Collateralized Mortgage Obligation
  LIBOR -- London Interbank Overnight Rate
  PAC  -- Planned Amortization Class
  SBA  -- Small Business Administration

 SCHEDULE OF SHORT SALES (UNAUDITED)                NOVEMBER 30, 2001

   FACE
  AMOUNT                                            SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------
$32,900,000 U.S. Treasury Notes, 3.875% due 6/30/03
            (Proceeds -- $33,960,645)                                                                 $33,596,493
-----------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  12 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 Statement of Assets and Liabilities (unaudited)              November 30, 2001


   ASSETS:
      Investments, at value (Cost -- $709,500,022)              $711,661,700
      Cash                                                           204,717
      Receivable for Fund shares sold                              9,379,278
      Receivable for open short sales                             33,960,645
      Interest receivable                                          3,509,232
   -------------------------------------------------------------------------
      Total Assets                                               758,715,572
   -------------------------------------------------------------------------
   LIABILITIES:
      Reverse repurchase agreement (Note 6)                       40,305,000
      Payable for open short sales (Proceeds -- $33,960,645)      33,596,493
      Payable for securities purchased                            18,138,689
      Dividends payable                                            2,382,733
      Investment advisory fee payable                                209,668
      Distribution fees payable                                      141,841
      Administration fee payable                                     101,447
      Payable to broker -- variation margin                          100,659
      Interest payable                                                11,644
      Accrued expenses                                                 5,970
   -------------------------------------------------------------------------
      Total Liabilities                                           94,994,144
   -------------------------------------------------------------------------
   Total Net Assets                                             $663,721,428
   -------------------------------------------------------------------------
   NET ASSETS:
      Par value of shares of beneficial interest                $     67,583
      Capital paid in excess of par value                        670,968,438
      Overdistributed net investment income                       (1,246,604)
      Accumulated net realized loss from security
        transactions, futures contracts and short sales           (7,152,570)
      Net unrealized appreciation of investments, futures
        contracts and short sales                                  1,084,581
   -------------------------------------------------------------------------
   Total Net Assets                                             $663,721,428
   -------------------------------------------------------------------------
   Shares Outstanding:
      Class A                                                     33,642,441
   -------------------------------------------------------------------------
      Class B                                                        829,222
   -------------------------------------------------------------------------
      Class I                                                     33,111,479
   -------------------------------------------------------------------------
   Net Asset Value:
      Class A (and redemption price)                                   $9.80
   -------------------------------------------------------------------------
      Class B *                                                        $9.76
   -------------------------------------------------------------------------
      Class I (and redemption price)                                   $9.84
   -------------------------------------------------------------------------
 *Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).


                      See Notes to Financial Statements.


  13 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 Statement of Operations (unaudited) For the Six Months Ended November 30, 2001


INVESTMENT INCOME:
   Interest                                                                                  $11,190,379
   Less: Interest expense (Note 6)                                                              (629,061)
--------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                    10,561,318
--------------------------------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                                                  1,044,674
   Investment advisory fee (Note 2)                                                              824,028
   Administration fee (Note 2)                                                                   412,014
   Registration fees                                                                              69,386
   Shareholder and system servicing fees                                                          42,028
   Audit and legal fees                                                                           31,287
   Shareholder communication fees                                                                 15,906
   Trustees' fees                                                                                 12,439
   Custody                                                                                         5,777
   Other                                                                                           4,009
--------------------------------------------------------------------------------------------------------
   Total Expenses                                                                              2,461,548
--------------------------------------------------------------------------------------------------------
Net Investment Income                                                                          8,099,770
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND SHORT SALES (NOTES 3, 10 AND 11):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)                                     662,075
     Futures contracts                                                                          (618,780)
     Short sales                                                                                (108,144)
--------------------------------------------------------------------------------------------------------
   Net Realized Loss                                                                             (64,849)
--------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments, Futures Contracts and Short Sales:
     Beginning of period                                                                         812,174
     End of period                                                                             1,084,581
--------------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                                       272,407
--------------------------------------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Short Sales                                       207,558
--------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                       $ 8,307,328
--------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  14 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 Statements of Changes in Net Assets

For the Six Months Ended November 30, 2001 (unaudited) and the Year Ended May 31, 2001

                                                November 30       May 31
 ------------------------------------------------------------------------------
 OPERATIONS:
    Net investment Income                      $   8,099,770  $     7,294,300
    Net realized loss                                (64,849)         (55,285)
    Increase in net unrealized appreciation          272,407        2,469,331
 ----------------------------------------------------------------------------
    Increase in Net Assets From Operations         8,307,328        9,708,346
 ----------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (9,284,959)      (7,429,408)
 ----------------------------------------------------------------------------
    Decrease in Net Assets From Distributions
      to Shareholders                             (9,284,959)      (7,429,408)
 ----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 13):
    Net proceeds from sale of shares             655,880,093    1,455,373,614
    Net asset value of shares issued for
      reinvestment of dividends                    5,456,879        6,074,900
    Cost of shares reacquired                   (166,287,398)  (1,426,499,908)
 ----------------------------------------------------------------------------
    Increase in Net Assets From Fund Share
      Transactions                               495,049,574       34,948,606
 ----------------------------------------------------------------------------
 Increase in Net Assets                          494,071,943       37,227,544

 NET ASSETS:
    Beginning of period                          169,649,485      132,421,941
 ----------------------------------------------------------------------------
    End of period*                             $ 663,721,428  $   169,649,485
 ----------------------------------------------------------------------------
 * Includes overdistributed net investment
   income of:                                   $(1,246,604)         $(61,415)
 ----------------------------------------------------------------------------





                      See Notes to Financial Statements.

  15 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 STATEMENT OF CASH FLOWS (UNAUDITED)  FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001


CASH FLOWS USED BY OPERATING AND INVESTING ACTIVITIES:
   Interest received                                          $   9,399,076
   Operating expenses paid                                       (2,229,496)
   Proceeds of short-term securities, net                         6,910,360
   Purchases of long-term securities                           (646,503,883)
   Proceeds from disposition of long-term securities and
     paydowns                                                   134,606,293
   Proceeds from short sale transactions, net                      (108,144)
   Payment for futures transactions, net                         (1,606,119)
---------------------------------------------------------------------------
   Net Cash Flows Used By Operating and Investing Activities   (499,531,913)
---------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
   Proceeds from shares sold                                    657,529,275
   Payments on shares redeemed                                 (166,879,852)
   Cash dividends paid to shareholders*                          (1,610,587)
   Increase in reverse repurchase agreements outstanding         11,153,000
   Interest expense                                                (646,788)
---------------------------------------------------------------------------
   Net Cash Flows Provided By Financing Activities              499,545,048
---------------------------------------------------------------------------
Net Increase in Cash                                                 13,135
Cash, Beginning of Period                                           191,582
---------------------------------------------------------------------------
Cash, End of Period                                           $     204,717
---------------------------------------------------------------------------
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO
NET CASH FLOWS USED BYOPERATING AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                        $   8,307,328
---------------------------------------------------------------------------
   Increase in investments                                     (478,025,497)
   Increase in short sale unrealized                               (369,752)
   Decrease in variation margin                                     107,106
   Increase in interest receivable                               (2,300,252)
   Decrease in other assets                                          21,441
   Decrease in receivable for securities sold                     1,058,660
   Decrease in payable for securities purchased                 (29,192,060)
   Increase in accrued expenses and other payables                  232,052
   Interest expense                                                 629,061
---------------------------------------------------------------------------
   Total Adjustments                                           (507,839,241)
---------------------------------------------------------------------------
Net Cash Flows Used By Operating and Investing Activities     $(499,531,913)
---------------------------------------------------------------------------

*Exclusive of dividend reinvestment of $5,456,879.

                      See Notes to Financial Statements.


  16 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended November 30, 2001, the Fund paid transfer agent fees of $100,087 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a


  17 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders
previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended November 30, 2001, CDSCs paid to SSB for Class A shares were approximately $4,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 2001, total Distribution Plan fees incurred were:

                                                    Class A  Class B Class I
-----------------------------------------------------------------------------
Distribution Plan Fees                              $776,089 $18,396 $250,189
-----------------------------------------------------------------------------

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended November 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

-----------------------------------------------------------------------------
Purchases                                                        $617,311,823
-----------------------------------------------------------------------------
Sales                                                              59,612,555
-----------------------------------------------------------------------------

At November 30, 2001, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 3,761,917
Gross unrealized depreciation                                       (1,600,239)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 2,161,678
-------------------------------------------------------------------------------

4. Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

  18 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

At November 30, 2001, the Fund had the following reverse repurchase agreement outstanding:

   FACE
  AMOUNT                          SECURITY                          VALUE
----------------------------------------------------------------------------
$40,305,000 Reverse Repurchase Agreement with Lehman Brothers, dated 11/26/01 bearing 2.080% to be repurchased at
              $40,370,205 on 12/24/01, collateralized by:
              $37,533,722 FHLMC 5/1 Hybrid ARM, 6.050% due
              7/1/29; $10,620,357 FHLMC 5/1 Hybrid ARM, 6.114%
              due 7/1/29; $14,348,951 FNMA 11th COFI, 5.838% due
              2/1/31; $11,535,863 FNMA One Year CMT ARM, 6.148%
              due 2/1/29                                         $40,305,000
----------------------------------------------------------------------------

During the six months ended November 30, 2001, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

-------------------------------------------------------------------------------
Maximum month-end amount outstanding                                $69,142,000
-------------------------------------------------------------------------------
Average month-end amount outstanding                                 38,894,493
-------------------------------------------------------------------------------

Interest rates ranged from 2.08% to 3.86% during the six months ended November 30, 2001. Total market value of the collateral for the reverse repurchase agreements is $74,038,893.

Interest expense on borrowings by the Fund under reverse repurchase agreements totalled $629,061 for the six months ended November 30, 2001.

7. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At November 30, 2001, the Fund did not have any open dollar roll transactions.

8. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2001, the Fund held one TBA security with a total cost of $8,919,844.

9. Options Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the

  19 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders
proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At November 30, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended November 30, 2001, the Fund did not enter into any written covered call or put option contracts.

10.Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At November 30, 2001, the Fund had the following open futures contracts:

                           Expiration   # of       Basis        Market    Unrealized
                           Month/Year Contracts    Value        Value        Loss
--------------------------------------------------------------------------------------
Futures contracts to buy:
  90 Day Euro Dollar          9/04       224    $ 53,029,389 $ 52,824,800 $  (204,589)
  U.S. 10 Year Note          12/01       141      15,523,884   15,263,250    (260,634)
Futures contracts to sell:
  90 Day Euro Dollar          6/02       207      50,364,086   50,456,250     (92,164)
  U.S. 2 Year Note           12/01       504     105,718,002  106,407,000    (688,998)
  U.S. 5 Year Note           12/01        91       9,765,198    9,845,062     (79,864)
  U.S. 5 Year Note            3/02        80       8,435,000    8,550,000    (115,000)
--------------------------------------------------------------------------------------
Net Unrealized Loss                                                       $(1,441,249)
--------------------------------------------------------------------------------------


  20 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

11.Short Sales of Securities
A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

12.Capital Loss Carryforward
At May 31, 2001, the Fund had, for Federal income tax purposes, approximately $7,308,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:

                              2003      2004     2005     2008     2009
      --------------------------------------------------------------------
      Carryforward Amounts $5,203,000 $570,000 $856,000 $338,000 $341,000
      -------------------------------------------------------------------

13.Shares of Beneficial Interest

At November 30, 2001, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At November 30, 2001, total paid-in capital amounted to the following for each class:

                                   Class A     Class B     Class I
           -----------------------------------------------------------
           Total Paid-in Capital $336,989,465 $8,182,169 $325,864,387
           ----------------------------------------------------------

Transactions in shares of each class were as follows:

                          Six Months Ended                Year Ended
                          November 30, 2001              May 31, 2001
                      ------------------------  -----------------------------
                        Shares       Amount        Shares         Amount
  -----------------------------------------------------------------------------
  Class A
  Shares sold         30,929,477  $303,708,511   142,328,045  $ 1,379,499,562
  Shares issued on
   reinvestment          286,162     2,806,540       369,156        3,596,083
  Shares reacquired   (7,968,754)  (78,221,119) (142,492,391)  (1,380,609,227)
  ----------------------------------------------------------------------------
  Net Increase        23,246,885  $228,293,932       204,810  $     2,486,418
  ----------------------------------------------------------------------------
  Class B
  Shares sold            587,801  $  6,032,348       166,815  $     1,629,579
  Shares issued on
   reinvestment           35,697        65,458        12,709          123,380
  Shares reacquired      (93,829)     (918,358)     (291,574)      (2,825,637)
  ----------------------------------------------------------------------------
  Net Increase
   (Decrease)            529,669  $  5,179,448      (112,050) $    (1,072,678)
  ----------------------------------------------------------------------------
  Class I
  Shares sold         35,109,426  $346,139,234     7,582,509  $    74,244,473
  Shares issued on
   reinvestment          262,394     2,584,881       240,623        2,355,437
  Shares reacquired   (8,836,555)  (87,147,921)   (4,395,296)     (43,065,044)
  ----------------------------------------------------------------------------
  Net Increase        26,535,265  $261,576,194     3,427,836  $    33,534,866
  ----------------------------------------------------------------------------


  21 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares                           2001/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998   1997
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $9.81      $9.62     $9.75     $9.86    $9.84  $9.84
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.18       0.50      0.46      0.45     0.49   0.43
 Net realized and unrealized gain (loss)     0.03       0.23     (0.08)    (0.04)    0.04   0.08
---------------------------------------------------------------------------------------------
Total Income From Operations                 0.21       0.73      0.38      0.41     0.53   0.51
---------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.22)     (0.54)    (0.49)    (0.49)   (0.50) (0.46)
 Capital                                       --         --     (0.02)    (0.03)   (0.01) (0.05)
---------------------------------------------------------------------------------------------
Total Distributions                         (0.22)     (0.54)    (0.51)    (0.52)   (0.51) (0.51)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $9.80      $9.81     $9.62     $9.75    $9.86  $9.84
---------------------------------------------------------------------------------------------
Total Return                                 2.21%++    7.74%     3.98%     4.25%    5.57%  5.31%
---------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $330       $102       $98       $98     $108   $124
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                       3.67%+     5.35%     4.84%     4.55%    4.94%  4.42%
 Interest expense                            0.31+      2.06      1.03      1.80     1.77   1.40
 Other expenses                              1.43+      1.54      1.61      1.52     1.57   1.69
 Total expenses                              1.74+      3.60      2.64      3.32     3.34   3.09
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        14%        63%      164%      155%     242%   288%
---------------------------------------------------------------------------------------------

(1)For the six months ended November 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  22 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class B Shares                           2001/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.78      $9.60     $9.74     $9.84    $9.82   $9.84
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.18       0.50      0.48      0.45     0.49    0.39
 Net realized and unrealized gain (loss)      0.02       0.21     (0.11)    (0.04)    0.04    0.10
------------------------------------------------------------------------------------------------
Total Income From Operations                  0.20       0.71      0.37      0.41     0.53    0.49
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.22)     (0.53)    (0.49)    (0.48)   (0.50)  (0.46)
 Capital                                        --         --     (0.02)    (0.03)   (0.01)  (0.05)
------------------------------------------------------------------------------------------------
Total Distributions                          (0.22)     (0.53)    (0.51)    (0.51)   (0.51)  (0.51)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.76      $9.78     $9.60     $9.74    $9.84   $9.82
------------------------------------------------------------------------------------------------
Total Return                                  2.10%++    7.60%     3.86%     4.30%    5.56%   5.10%
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $8,096     $2,929    $3,953    $1,871   $2,099  $3,406
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        3.63%+     5.28%     4.93%     4.55%    5.03%   4.32%
 Interest expense                             0.31+      2.10      1.28      1.80     1.77    1.40
 Other expenses                               1.45+      1.53      1.63      1.54     1.63    1.71
 Total expenses                               1.76+      3.63      2.91      3.34     3.40    3.11
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         14%        63%      164%      155%     242%    288%
------------------------------------------------------------------------------------------------

(1)For the six months ended November 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  23 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Class I Shares                           2001/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/  1998   1997/(3)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.85      $9.66     $9.78     $9.87    $9.85    $9.79
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.21       0.57      0.52      0.45     0.55     0.10
 Net realized and unrealized gain (loss)      0.03       0.21     (0.08)     0.03     0.04     0.02
---------------------------------------------------------------------------------------------------
Total Income From Operations                  0.24       0.78      0.44      0.48     0.59     0.12
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.25)     (0.59)    (0.54)    (0.54)   (0.56)   (0.06)
 Capital                                        --         --     (0.02)    (0.03)   (0.01)   (0.00)*
---------------------------------------------------------------------------------------------------
Total Distributions                          (0.25)     (0.59)    (0.56)    (0.57)   (0.57)   (0.06)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.84      $9.85     $9.66     $9.78    $9.87    $9.85
---------------------------------------------------------------------------------------------------
Total Return                                  2.48%++    8.26%     4.58%     4.99%    6.12%    1.20%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $325,937    $64,769   $30,418   $25,298   $2,928   $2,416
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                        4.14%+     5.88%     5.38%     4.90%    5.45%    5.60%+
 Interest expense                             0.30+      1.97      1.12      1.80     1.77     1.40+
 Other expenses                               0.92+      1.04      1.10      1.03     1.07     1.10+
 Total expenses                               1.22+      3.01      2.22      2.83     2.84     2.50+
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         14%        63%      164%      155%     242%     288%
---------------------------------------------------------------------------------------------------

(1)For the six months ended November 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from April 18, 1997 (inception date) to May 31, 1997.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

  24 Smith Barney Adjustable Rate Government Income Fund  | 2001 Semi-Annual
                            Report to Shareholders

                                 SMITH BARNEY
                                ADJUSTABLE RATE
                            GOVERNMENT INCOME FUND



        TRUSTEES                    INVESTMENT ADVISER
        Allan J. Bloostein          AND ADMINISTRATOR
        Martin Brody                Smith Barney Fund
        Dwight B. Crane               Management LLC
        Paolo M. Cucchi
        Robert A. Frankel           SUB-INVESTMENT
        Paul Hardin                 ADVISER
        William R. Hutchinson       BlackRock Financial
        Heath B. McLendon, Chairman Management, Inc.
        George M. Pavia             345 Park Avenue
        Charles F. Barber, Emeritus New York, New York 10154

        OFFICERS                    DISTRIBUTOR
        Heath B. McLendon           Salomon Smith Barney Inc.
        President and
        Chief Executive Officer     CUSTODIAN
                                    State Street Bank and Trust Company
        Lewis E. Daidone
        Senior Vice President       TRANSFER AGENT
        and Treasurer               Travelers Bank & Trust, fsb.
                                    125 Broad Street, 11th Floor
        Paul A. Brook               New York, New York 10004
        Controller
                                    SUB-TRANSFER AGENT
        Christina T. Sydor          PFPC Global Fund Services
        Secretary                   P.O. Box 9699
                                    Providence, Rhode Island
                                    02940-9699

   Smith Barney Adjustable Rate Government Income Fund



 This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY ADJUSTABLE RATE
 GOVERNMENT INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



 SalomonSmithBarney
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD0301 1/02